INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JANUARY 14, 2019 TO THE PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 9, 2018,

AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco MSCI Emerging Markets Equal Country Weight ETF (EWEM)

(the “Fund”)

Effective today, Jonathan Nixon is no longer a Portfolio Manager of the Fund. Accordingly, all information and references related to him are hereby removed from the Prospectus and Statement of Additional Information.

Please Retain This Supplement For Future Reference.

P-PS-EWEM-PRO-SAI-SUP-2 011419